May 5, 2020

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Stock Index Fund, Inc.
 1933 Act File No.: 33-27172
 1940 Act File No.: 811-05719
 CIK No.: 0000846800

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 47 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 8, 2020.

Please address any comments or questions to my attention at 412-234-2521.

Sincerely,

/s/ Olivia M. Pollock
Olivia M. Pollock
Analyst/Paralegal